Commitments and Contingencies - Contractual Obligations Related to Bank Debt and Interes Footnotes (Details) $ in Millions	Dec. 31, 2023 USD ($)
Revolving Credit Facility Due September 2027
Disclosure Of Commitments And Contingencies [Line Items]
Borrowings	$ 435
Revolving Credit Facility Due September 2027 | Bottom of range | Secured Overnight Financing Rate Data
Disclosure Of Commitments And Contingencies [Line Items]
Basis rate adjustment	1.875%
Revolving Credit Facility Due September 2027 | Top of range | Secured Overnight Financing Rate Data
Disclosure Of Commitments And Contingencies [Line Items]
Basis rate adjustment	3.50%
Undrawn Revolving Facility | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Standby fee percentage	0.4219%
Undrawn Revolving Facility | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Standby fee percentage	0.7875%